UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Arya Sciences Acquisition Corp III	Common Stock	Common Stock Common Class A [Member] Arya Sciences Acquisition Corp III	Common Stock Common Class B [Member] Arya Sciences Acquisition Corp III	Additional Paid-in Capital	Additional Paid-in Capital Arya Sciences Acquisition Corp III	Accumulated Deficit	Accumulated Deficit Arya Sciences Acquisition Corp III
Beginning balance at Dec. 31, 2018	$ (5,048,000)		$ 1,000			$ 43,000		$ (5,088,000)
Beginning balance (in shares) at Dec. 31, 2018			9,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,618,000)							(9,618,000)
Ending balance at Dec. 31, 2019	(14,509,000)		$ 1,000			189,000		(14,706,000)
Ending balance (in shares) at Dec. 31, 2019			9,077,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(2,934,000)							(2,934,000)
Ending balance at Mar. 31, 2020	(17,390,000)		$ 1,000			208,000		(17,640,000)
Ending balance (in shares) at Mar. 31, 2020			9,077,062
Beginning balance at Dec. 31, 2019	(14,509,000)		$ 1,000			189,000		(14,706,000)
Beginning balance (in shares) at Dec. 31, 2019			9,077,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(15,619,000)							(15,619,000)
Ending balance at Dec. 31, 2020	(29,721,000)	$ 5,000,006	$ 1,000	$ 143	$ 374	600,000	$ 5,522,572	(30,325,000)	$ (523,083)
Ending balance (in shares) at Dec. 31, 2020			9,114,904	1,425,327	3,737,500
Beginning balance at Mar. 26, 2020		0		$ 0	$ 0		0		0
Beginning balance (in shares) at Mar. 26, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(523,083)		$ 0	$ 0		0		(523,083)
Ending balance at Dec. 31, 2020	(29,721,000)	5,000,006	$ 1,000	$ 143	$ 374	600,000	5,522,572	(30,325,000)	(523,083)
Ending balance (in shares) at Dec. 31, 2020			9,114,904	1,425,327	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)				0	3,737,500
Stock Issued During Period, Value, New Issues		25,000			$ 374		24,626		0
Shares Issued in Initial Public Offering During Period Shares New Issues				14,950,000	0
Shares Issued in Initial Public Offering During Period Value New Issues		149,500,000		$ 1,495	$ 0		149,498,505		0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		(8,755,181)		$ 0	$ 0		(8,755,181)		0
Sale of Units to Sponsor in Private Placement Shares				499,000	0
Sale of Units to Sponsor in Private Placement, Value		4,990,000		$ 50	$ 0		4,989,950		0
Reclassifications of Permanent to Temporary Equity, Shares				(14,023,673)	0
Reclassifications Of Permanent To Temporary Equity Value		(140,236,730)		$ (1,402)	$ 0		(140,235,328)		0
Shares subject to possible redemption		1,769,010		$ 17			1,768,993		0
Shares subject to possible redemption (in shares)				176,901
Net loss	(8,409,000)	(1,769,011)		$ 0	0		0	(8,409,000)	(1,769,011)
Ending balance at Mar. 31, 2021	$ (36,795,000)	$ 5,000,005	$ 1,000	$ 160	$ 374	$ 1,936,000	$ 7,291,565	$ (38,734,000)	$ (2,292,094)
Ending balance (in shares) at Mar. 31, 2021			9,114,904	1,602,228	3,737,500